Reserves (Tables)	12 Months Ended
Jan. 31, 2021
Disclosure of reserves within equity [abstract]
Disclosure of Detailed Information About Reserves Within Equity
	31 January 2021 NZ$000’s	31 January 2020 NZ$000’s
Foreign currency translation reserve
Opening balance	118	(2,013)
Transfers in	(4,484)	2,131
Balance at the end of the year	(4,366)	118